Condensed Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement Of Financial Position [Abstract]
Fixed maturities, available-for-sale, amortized cost	$ 65,540.6	$ 62,955.4	$ 61,800.5
Equity securities, available-for-sale, cost	238.2	297.9	320.6
Mortgage loans on real estate, valuation allowance	4.0	3.9	4.4
Securities pledged amortized cost	$ 1,280.4	$ 1,470.0	$ 2,068.7
Common stock, shares authorized	900,000,000	900,000,000	900,000,000
Common stock, shares issued	260,882,850	230,079,120	230,079,120
Common stock, shares outstanding	260,803,730	230,000,000	230,000,000
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Treasury stock, shares	79,120	79,120	79,120